TAXES PAYABLE	12 Months Ended
Dec. 31, 2023
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2023	2022
Payroll charges	98,125	95,432
ICMS (state VAT)	73,281	77,766
COFINS (tax on revenue)	9,361	8,850
IPI (federal VAT)	17,804	24,438
IVA (value-added tax) and others	314,364	188,726
	512,935	395,212